Fees Summary	Dec. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 272,000.00
Previously Paid Amount	0.00
Total Fee Amount	37.56
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 37.56
Narrative - Max Aggregate Offering Price	$ 272,000.00
Final Prospectus	true